Condensed Consolidating Statement of Cash Flow (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [Line Items]
Operations	$ 116,555	$ 122,508
Investments	(91,150)	(213,925)
Financing	(73,784)	(218,324)
Effects of exchange rate changes on cash and cash equivalents	(2,245)	(19,313)
Decrease in cash and cash equivalents	(50,624)	(329,054)
Cash and cash equivalents, beginning of year	115,705	444,759
Cash and cash equivalents, end of year	65,081	115,705
Parent Company [Member]
Disclosure of subsidiaries [Line Items]
Operations	(160,698)	(185,430)
Investments	191,638	145,451
Financing	(73,784)	(218,324)
Effects of exchange rate changes on cash and cash equivalents	1,893	(10,661)
Decrease in cash and cash equivalents	(40,951)	(268,964)
Cash and cash equivalents, beginning of year	61,794	330,758
Cash and cash equivalents, end of year	20,843	61,794
Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Operations	243,364	298,342
Investments	(58,942)	(65,939)
Financing	(190,360)	(257,263)
Effects of exchange rate changes on cash and cash equivalents	(1,778)	(5,041)
Decrease in cash and cash equivalents	(7,716)	(29,901)
Cash and cash equivalents, beginning of year	13,138	43,039
Cash and cash equivalents, end of year	5,422	13,138
Non-Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Operations	33,889	9,596
Investments	(11,152)	(149,151)
Financing	(22,334)	112,977
Effects of exchange rate changes on cash and cash equivalents	(2,360)	(3,611)
Decrease in cash and cash equivalents	(1,957)	(30,189)
Cash and cash equivalents, beginning of year	40,773	70,962
Cash and cash equivalents, end of year	38,816	40,773
Consolidating Adjustments [Member]
Disclosure of subsidiaries [Line Items]
Investments	(212,694)	(144,286)
Financing	$ 212,694	$ 144,286